Restructuring Charges - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 12,490,000	$ 7,753,000
Restructuring reserve, current	1,200,000
Restructuring reserve, noncurrent	$ 400,000
Resource Rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges		12,490,000
Resource Rationalizations 2018 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges		9,684,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 2,806,000
Resource Rationalizations 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges			7,800,000
Resource Rationalizations 2017 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 7,753,000